SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) (Parenthetical)													9 Months Ended
	Jul. 08, 2021 shares	Jul. 02, 2021 USD ($) $ / shares shares	Jul. 02, 2021 USD ($) $ / shares shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) shares	Nov. 27, 2020 shares	Sep. 23, 2020 USD ($) shares	Aug. 18, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($) shares	Jul. 27, 2020 USD ($) shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 12, 2020 $ / shares	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 0.00906
Debt Conversion, Converted Instrument, Amount													$ 1,267,745
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.04
Warrants and Rights Outstanding, Term		5 years	5 years
Stock Issued During Period, Shares, New Issues | shares				10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000		207,578
Debt Instrument, Face Amount					$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Convertible Debt												$ 100,000
Debt Instrument, Maturity Date												Jun. 23, 2021
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.01
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												60.00%
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays												20
Debt Instrument, Term												1 year
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Debt Instrument, Face Amount														$ 16,000
Labrys Fund LP [Member]
Short-term Debt [Line Items]
Convertible Debt		$ 100,000	$ 100,000
Debt Instrument, Maturity Date			Jul. 02, 2022
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.015	$ 0.015
Debt Instrument, Term			1 year
Debt Instrument, Interest Rate, Stated Percentage		12.00%	12.00%
Debt Conversion, Converted Instrument, Amount		$ 1,750
Warrants purchased | shares		5,000,000	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.02	$ 0.02
Warrants and Rights Outstanding, Term		5 years	5 years
Stock Issued During Period, Shares, New Issues | shares	1,000,000
Debt Instrument, Face Amount													$ 100,000
Interest Payable													2,959
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net													0	5,238		$ 0
Unsecured Convertible Promissory Note One [Member] | Labrys Fund Lp Second July Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net													$ 53,556	$ 0